Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
15.	Asset Retirement Obligation

As at December 31	2012	2011

Asset Retirement Obligation, Beginning of Year	$921	$820
Liabilities Incurred	43	43
Liabilities Settled	(90)	(111)
Change in Estimated Future Cash Outflows	28	132
Accretion Expense	53	50
Foreign Currency Translation and Other	14	(13)
Asset Retirement Obligation, End of Year	$969	$921

Current Portion (See Note 12)	$33	$46
Long-Term Portion	936	875
	$969	$921

Encana is responsible for the retirement of long-lived assets related to its oil and gas assets and midstream assets at the end of their useful lives.